STATEMENTS OF CASH FLOWS - DKK (kr) kr in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities:
Net profit before tax	kr 3,101	kr 1,846
Reversal of financial items, net	(1,340)	(527)
Adjustments for non-cash transactions	347	227
Changes in operating assets and liabilities	(179)	(105)
Cash flows from operating activities before financial items	1,929	1,441
Interest received	80	107
Interest elements of lease payments	(7)	(6)
Interest paid	(1)
Corporate taxes paid	(455)	(2)
Net cash provided by operating activities	1,546	1,540
Cash flows from investing activities:
Investment in tangible assets	(125)	(107)
Marketable securities bought	(4,061)	(7,410)
Marketable securities sold	2,965	8,137
Other investments bought	(22)	(92)
Other investments sold		438
Net cash (used in) / provided by investing activities	(1,243)	966
Cash flows from financing activities:
Warrants exercised	34	46
Principal elements of lease payments	(30)	(29)
Purchase of treasury shares	(211)	(437)
Payment of withholding taxes on behalf of employees on net settled RSUs	(71)	(40)
Net cash (used in) financing activities	(278)	(460)
Change in cash and cash equivalents	25	2,046
Cash and cash equivalents at the beginning of the period	8,957	7,260
Exchange rate adjustments	834	171
Cash and cash equivalents at the end of the period	9,816	9,477
Cash and cash equivalents include:
Bank deposits	8,810	6,908
Short-term marketable securities	kr 1,006	kr 2,569